Supplemental Cash Flow Information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Supplemental Cash Flow Information [Abstract]
Paid interest	€ 60,065	€ 158,321
Income taxes	€ 252	€ 0